Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000223440
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,672	$ 10,891	$ 10,939	$ 11,569	$ 12,063	$ 12,632	$ 10,890	$ 11,107	$ 12,466	$ 12,956
C000223439
Account Value [Line Items]
Line Graph and Table Measure Name			First Foundation Fixed Income Fund, Class Y
Accumulated Value		10,000		10,699	10,947	11,021	11,685	12,216	12,823	11,081	11,331	12,750	13,282
C000223441
Account Value [Line Items]
Accumulated Value		10,000		11,188	12,518	12,664	12,731	12,782	17,139	16,248	20,349	23,636	24,492
C000223442
Account Value [Line Items]
Line Graph and Table Measure Name			First Foundation Total Return Fund, Class Y
Accumulated Value		10,000		11,214	12,577	12,754	12,848	12,936	17,389	16,523	20,740	24,156	25,088
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000		10,519	10,527	10,399	11,470	12,271	12,161	10,385	10,452	11,661	11,998
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000		10,519	10,527	10,399	11,470	12,271	12,161	10,385	10,452	11,661	11,998
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]		S&P 500 Index (USD) (TR)
Accumulated Value		10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]		S&P 500 Index (USD) (TR)
Accumulated Value		10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000		10,519	10,527	10,399	11,470	12,271	12,161	10,385	10,452	11,661	11,998
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		$ 10,000		$ 10,519	$ 10,527	$ 10,399	$ 11,470	$ 12,271	$ 12,161	$ 10,385	$ 10,452	$ 11,661	$ 11,998

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.